Earnings Per Common Share - Basic and Diluted (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings (loss) per common share
Net income	$ 4,833	$ 11,431	$ 4,188
Preferred stock dividends	(1,044)	(1,349)	(1,428)
Net income applicable to common shareholders	3,789	10,082	2,760
Dividends and undistributed earnings allocated to participating securities	0	(2)	(2)
Net income allocated to common shareholders	3,789	10,080	2,758
Average common shares issued and outstanding	10,527,818	10,731,165	10,746,028
Earnings (loss) per common share (in dollars per share)	$ 0.36	$ 0.94	$ 0.26
Diluted earnings (loss) per common share
Add preferred stock dividends due to assumed conversions	0	300	0
Dividends and undistributed earnings allocated to participating securities	0	(2)	(2)
Net income allocated to common shareholders	$ 3,789	$ 10,380	$ 2,758
Average common shares issued and outstanding (in thousands)	10,527,818	10,731,165	10,746,028
Dilutive potential common shares	56,717	760,253	94,826
Total diluted average common shares issued and outstanding (in thousands)	10,584,535	11,491,418	10,840,854
Diluted earnings (loss) per common share (in dollars per share)	$ 0.36	$ 0.90	$ 0.25